Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000011343 | 121 + Days
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000011343 | 91 - 120 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011343 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011343 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000011343 | 1 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000011343 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.80%
C000011343 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	40.80%
C000011343 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	44.40%
C000171230 | 121 + Days
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000171230 | 91 - 120 Days
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171230 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171230 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171230 | 1 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000171230 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.80%
C000171230 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	40.80%
C000171230 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	44.40%